Events Occurring After Reporting Date (Additional Information) (Details)		12 Months Ended
	Oct. 18, 2023 USD ($) shares	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 AUD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares		$ 7,419,235	$ 32,890,463	$ 43,836,131
ATM Program
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares	$ 6,715,878
Net proceeds after deducting commission and issuance fee	$ 6,409,359
ATM Program | ADSs
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares	2,100,866
ATM Program | Ordinary Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares	378,155,880